Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 13, 2018	Dec. 12, 2018
Current Assets
Cash and cash equivalents	$ 70,927	$ 53,208
Restricted cash	4,145	4,175
Finance receivables, net of allowance for loan losses of $5,438 and $3,139	69,721	81,093
Card related pre-funding and receivables	2,167	899
Other current assets	18,158	16,028
Total current assets	165,118	155,403
Noncurrent Assets
Finance receivables, net of allowance for loan losses of $601 and $335	2,402	3,271
Property, leasehold improvements and equipment, net	53,563	61,842
Right of use assets - operating leases	29,957
Goodwill	11,288	11,288		$ 11,288
Other intangible assets	3,014	3,136
Security deposits	2,224	2,282
Total assets	267,566	237,222
Current Liabilities
Accounts payable and accrued liabilities	38,531	35,422
Money orders payable	7,399	8,548
Accrued interest	9,011	1,586
Current portion of capital lease obligation	14,782
Current portion of subsidiary notes payable	869	884
Deferred revenue	2,535	2,535
Total current liabilities	73,127	48,975
Noncurrent Liabilities
Lease termination payable		387
Operating lease obligation	16,384
Subsidiary notes payable, net of deferred issuance costs of $1,044 and $16	69,894	70,938
Secured notes payable	40,000	42,000
Senior PIK notes, at fair value	75,441	60,796
Deferred revenue	4,352	4,985
Total liabilities	279,198	228,081
Commitments and Contingencies
Members' Equity
Common units	870	870
Retained earnings (deficit)	(4,492)	1,636
Accumulated other comprehensive income (loss)	(8,010)	6,635
Total members' equity (deficit)	(11,632)	9,141	$ 870
Total liabilities and stockholders' equity	$ 267,566	$ 237,222